7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

October 17, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Separate Portfolios Trust (“Registrant”)
SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

On behalf of Voya Separate Portfolios Trust and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a 497(c) filing, dated September 29, 2016, to the Prospectus dated September 30, 2016, for Voya Separate Portfolios Trust. The purpose of the filing is to submit the 497(c) filing data in XBRL for Voya Separate Portfolios Trust.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds